						        File Number: 333-62166
                                                 Filed Pursuant to Rule 497(e)
                                                 of the Securities Act of 1933

                                                                   March 1, 2018


                         PIONEER GLOBAL HIGH YIELD FUND


                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2018


FUND SUMMARY
Effective until March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2001);
                       Kenneth Monaghan, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2017); and
                       Tracy Wright, Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2007)

MANAGEMENT
Effective until March 30, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Andrew Feltus, Kenneth Monaghan and Tracy Wright. Mr. Feltus, Mr. Monaghan and Ms. Wright are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates. Mr. Feltus, Managing Director and Co-Director of High Yield of Amundi Pioneer, joined Amundi Pioneer in 1994 and has served as a portfolio manager of the fund since 2001. Mr. Monaghan, Managing Director and Co-Director of High Yield of Amundi Pioneer, has served as a portfolio manager of the fund since 2017. Prior to joining Amundi Smith Breeden in 2014, Mr. Monaghan was Partner and Portfolio Manager at Rogge Global Partners from 2008 to 2014 where he was responsible for U.S. High Yield and was an integral part of Rogge's Global High Yield strategy. Ms. Wright, a Senior Vice President of Amundi Pioneer, joined Amundi Pioneer in 2004 as an analyst and has served as portfolio manager of the fund since 2007.































                                                                   30813-01-0318
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                   March 1, 2018


                         PIONEER GLOBAL HIGH YIELD FUND


            SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2018


FUND SUMMARY
Effective until March 30, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Andrew Feltus, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2001);
                       Kenneth Monaghan, Managing Director and
                       Co-Director of High Yield of Amundi Pioneer
                       (portfolio manager of the fund since 2017); and
                       Tracy Wright, Senior Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       2007)

                                                                   30812-01-0318
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC